Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Disclosure of Major Components of Income Tax Expense

(CHF in millions)	2022	2021	2020

Current income taxes	38.7	7.1	4.1
Deferred income taxes	(18.6)	3.6	(1.0)
Income taxes	20.2	10.6	3.1

Disclosure of Tax Rate Reconciliation
The income taxes reflected in the financial statements and the amount calculated at the expected tax rate (starting with On Holding AG's statutory corporate income tax rate) reconcile as follows:

(CHF in millions)		2022		2021		2020

Income / (loss) before taxes		77.9		(159.6)		(24.4)
Expected tax rate / tax expense	19.7%	15.3	19.7%	(31.4)	19.7%	(4.8)
Income and expenses not subject to tax, net	(9.5)%	(7.4)	(0.2)%	0.3	0.7%	(0.2)
Effects of (de-)recognition of tax losses	2.9%	2.2	(0.4)%	0.6	—%	—
Local actual tax rate different to On’s expected average tax rate	1.9%	1.5	(0.6)%	1.0	(3.1)%	0.8
Deferred taxes due to changes in tax rate	—%	—	—%	—	—%	—
Non-deductible expenses	9.2%	7.2	(25.4)%	40.6	(30.5)%	7.4
Prior year adjustments and other items, net	1.6%	1.3	0.2%	(0.3)	0.6%	(0.1)
Effective tax rate / tax benefit	25.9%	20.2	(6.7)%	10.6	(12.6)%	3.1

Disclosure of Deferred Tax Assets and Liabilities
Change of net deferred tax assets and liabilities:

(CHF in millions)	2022	2021

Net amount at January 1	(3.4)	0.3
thereof deferred tax assets	2.2	5.9
thereof deferred tax liabilities	(5.6)	(5.7)
Taxes charged
to income statement	18.6	(3.6)
to other comprehensive income	(0.9)	(0.2)
Exchange differences	(0.4)	0.1
Net amount at December 31	13.9	(3.4)
thereof deferred tax assets	31.7	2.2
thereof deferred tax liabilities	(17.9)	(5.6)
Deferred tax assets and liabilities relate to the following items:

			12/31/22			12/31/21
(CHF in millions)	Assets	Liabilities	Net amount	Assets	Liabilities	Net amount

Trade receivables	—	(1.0)	(1.0)	0.1	(1.0)	(0.9)
Inventories	23.4	(15.4)	7.9	0.6	(3.9)	(3.3)
Other current assets	0.7	—	0.7	0.7	—	0.7
Property, plant and equipment	—	(0.1)	(0.1)	—	(0.1)	(0.1)
Right-of-use assets	—	(6.4)	(6.4)	—	(3.8)	(3.8)
Intangible assets	—	(3.3)	(3.3)	—	(3.1)	(3.1)
Other current financial liabilities	1.1	—	1.1	0.8	—	0.8
Other current operating liabilities	7.1	(0.8)	6.3	—	(0.9)	(0.9)
Current provisions	0.1	—	0.1	0.1	—	0.1
Employee benefit obligations	1.2	—	1.2	1.2	—	1.2
Non-current provisions	0.4	—	0.4	0.1	—	0.1
Other non-current financial liabilities	5.6	—	5.6	3.1	—	3.1
Tax loss carryforwards	1.2	—	1.2	2.6	—	2.6
Deferred tax assets (liabilities)	40.9	(27.0)	13.9	9.3	(12.7)	(3.4)
Offsetting	(9.1)	9.1		(7.1)	7.1
Deferred tax assets (liabilities) on balance sheet	31.7	(17.9)	13.9	2.2	(5.6)	(3.4)